Offerings	Oct. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,027,890
Proposed Maximum Offering Price per Unit	3.85
Maximum Aggregate Offering Price	$ 23,207,376.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,204.94
Offering Note	(1) The "Amount Registered" consists of a maximum of 6,027,890 shares of the Registrant's common stock(the "Common Stock") to be sold by the selling stockholders. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock in connection with any stock dividend, stock split, recapitalization or other similar transactions. The "Proposed Maximum Offering Price" is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, and is calculated based on $3.85 per share, the average of the high and low prices of the Common Stock, as reported on the Nasdaq Global Market on October 28, 2025, which is a date within five business days prior to the date of filing the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	3.85
Maximum Aggregate Offering Price	$ 7,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,063.37
Offering Note	(2) The "Amount Registered" consists of a maximum of 2,000,000 shares of the Registrant's Common Stock issuable to the selling stockholders upon exercise of warrants. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock in connection with any stock dividend, stock split, recapitalization or other similar transactions. The "Proposed Maximum Offering Price" is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, and is calculated based on $3.85 per share, the average of the high and low prices of the Common Stock, as reported on the Nasdaq Global Market on October 28, 2025, which is a date within five business days prior to the date of filing the Registration Statement.